Acquisitions - Additional information (Details) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Acquisitions
Revenue contributed by business acquisition	£ 15
Adjusted operating profit contributed by business acquisition	(3)
Net profit contributed by business acquisition	(20)
Integration costs and amortisation of acquired intangibles	17
Net cash inflow from operating activities contributed by business acquisition	(7)
Group revenue, pro forma basis	9,168
Adjusted operating profit, pro forma basis	3,026
Net profit, pro forma basis	£ 1,777